Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts
	March 31, 2022	December 31, 2021
Accounts receivable	$53,781	$50,179
Less allowance	(34,932)	(42,190)
Net accounts receivable	$18,849	$7,989

	December 31, 2021	December 31, 2020
Accounts receivable	$50,179	$39,806
Less allowance	(42,190)	(30,345)
Net accounts receivable	$7,989	$9,461

Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are depreciated over their estimated useful lives as follows:

Buildings	12 years
Land	Not depreciated
Construction in progress	Not depreciated
Leasehold Improvements	Lessor of lease term or 5 years
Machinery and Equipment	5 years
Furniture and Fixtures	5 years

Property and equipment are depreciated over their estimated useful lives as follows:

Buildings	12 years
Land	Not depreciated
Construction in progress	Not depreciated
Leasehold Improvements	Lessor of lease term or 5 years
Machinery and Equipment	5 years
Furniture and Fixtures	5 years

Schedule of Rental Revenue Recognition

	For the three months ended
	March 31,
	2022	2021
Revenues:
Rental income (i)	$31,841	$19,861
Management income (ii)	-	202,951
Equipment lease income (ii)	-	84,563
Total	$31,841	$307,375

(i)	The rental income is from the Company’s THC Park.
(ii)	In April 2018, the Company entered into a management agreement with Acres Cultivation, LLC, a Nevada limited liability company (the “Licensed Operator”) that holds a license for the legal cultivation of marijuana for sale under the laws of the State of Nevada. In January of 2019, the Company entered into a revised agreement, which replaced the April 2018 agreement, with the Licensed Operator in order to be more stringently aligned with Nevada marijuana laws. The material terms of the agreement remain unchanged. The Licensed Operator is contractually obligated to pay over to the Company eighty-five (85%) percent of gross revenues defined as gross proceeds from sales of marijuana products minus applicable state excise taxes and local sales tax. The agreement is to remain in force until April 2026. In April 2019, the Licensed Operator was acquired by Curaleaf Holdings, Inc., a publicly traded Canadian cannabis company. On January 21, 2021, the Company received a Notice of Termination, effective immediately, from Acres Cultivation, LLC. The Company will not generate any further revenue under the Acres relationship.

	For the years ended
	December 31,
	2021	2020
Revenues:
Rental income (i)	$74,003	$140,391
Management income (ii)	30,989	587,237
Equipment lease income (ii)	12,912	95,217
Product sales (iii)	123,966	-
Total	$241,870	$822,845

(i)	The rental income is from the Company’s THC Park.

(ii)	In April 2018, the Company entered into a management agreement with Acres Cultivation, LLC, a Nevada limited liability company (the “Licensed Operator”) that holds a license for the legal cultivation of marijuana for sale under the laws of the State of Nevada. In January of 2019, the Company entered into a revised agreement, which replaced the April 2018 agreement, with the Licensed Operator in order to be more stringently aligned with Nevada marijuana laws. The material terms of the agreement remain unchanged. The Licensed Operator is contractually obligated to pay over to the Company eighty-five (85%) percent of gross revenues defined as gross proceeds from sales of marijuana products minus applicable state excise taxes and local sales tax. The agreement is to remain in force until April 2026. In April 2019, the Licensed Operator was acquired by Curaleaf Holdings, Inc., a publicly traded Canadian cannabis company. On January 21, 2021, the Company received a Notice of Termination, effective immediately, from Acres Cultivation, LLC. The Company will not generate any further revenue under the Acres relationship.
(iii)	Product sales from Company inventory. As part of the termination of the Acres Cultivation, LLC Cultivation and Sales Agreement, the Company was given cannabis available for resale. Sales in 2021 include product sold to third parties and product given in exchange for rent. Please see Note 4 — Inventory for further information.

Schedule of Investment in Marketable Securities

As of December 31, 2021 and 2020, the Company’s investment in marketable securities – available for sale was determined to be a level 1 investment.

	December 31, 2021	December 31, 2020
Marketable securities	-	150,000
Total	$-	$150,000